Loss Per Share (Tables)	12 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Schedule of Loss Per Share
	30 June 2025 $	30 June 2024 $	30 June 2023 $
Loss used in the calculation of basic and dilutive loss per share	(51,871,823)	(139,446,204)	(5,450,213)

	2025 $ per share	2024 $ per share	2023 $ per share
Loss per share:
Basic loss per share	(0.56)	(527)	(53,551)
Diluted loss per share	(0.56)	(527)	(53,551)

	2025 Number	2024 Number	2023 Number
Weighted average number of shares	92,906,029	26,481,860	100